SUBSEQUENT EVENTS	6 Months Ended
Mar. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 19 – SUBSEQUENT EVENTS

The Company has assessed all events from March 31, 2024, through August 26, 2024 which is the date that these unaudited condensed consolidated financial statements are available to be issued. Unless as disclosed below, there are not any material subsequent events that require disclosure in these unaudited condensed consolidated financial statements.

Completion of initial public offering

On July 22, 2024, the Company consummated the Offering of 2,150,000 ordinary shares at a price to the public of $4.00 per share. On August 8, 2024, the Company further issued 56,342 ordinary shares at a price of $4.00 per share with underwriter partially exercised the over-allotment option. The aggregate gross proceeds from the Offering amounted to $8,825,368, prior to deducting underwriting discounts, commissions and offering-related expenses.

Due to shareholders

Up to the date that these unaudited condensed consolidated financial statements are available to be issued, of the $1,630,169 due to shareholders balance as of March 31, 2024, $1,607,022 was repaid by the Company.